CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net income	[1]	¥ 227,336	¥ 331,945
Less: Net income attributable to noncontrolling interests		14,352	46,675
Net income attributable to MHFG shareholders		212,984	285,270
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		120,369	162,433
Provision (credit) for loan losses		13,773	(13,280)
Investment losses (gains)—net		95,556	(309,273)
Equity in losses (earnings) of equity method investees—net	[2]	(22,066)	(22,627)
Foreign exchange losses (gains)—net		(172,215)	288,705
Deferred income tax expense (benefit)		(5,317)	(28,961)
Net change in trading account assets		(3,753,226)	935,498
Net change in trading account liabilities		2,138,290	(3,437,556)
Net change in loans held for sale		17,427	44,830
Net change in accrued income		24,548	(20,565)
Net change in accrued expenses		(5,248)	34,490
Other—net		122,946	180,989
Net cash used in operating activities		(1,212,179)	(1,900,047)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities	[3]	15,661,178	13,698,688
Proceeds from sales of Equity securities	[4]	1,177,962
Proceeds from maturities of Available-for-sale securities	[3]	8,454,526	8,075,748
Proceeds from maturities of Held-to-maturity securities		525,912	418,332
Purchases of Available-for-sale securities	[3]	(24,330,083)	(21,707,934)
Purchases of Equity securities	[4]	(1,209,953)
Proceeds from sales of loans		878,108	153,856
Net change in loans		(3,054,528)	(625,828)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(2,127,069)	165,558
Proceeds from sales of premises and equipment		8,748	6,764
Purchases of premises and equipment		(81,427)	(63,855)
Net cash provided by (used in) investing activities		(4,096,626)	121,329
Cash flows from financing activities:
Net change in deposits		2,848,039	(3,964,784)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		2,549,230	3,951,434
Net change in due to trust accounts		7,619	(26,912)
Net change in other short-term borrowings		(358,650)	10,760
Proceeds from issuance of long-term debt		1,223,618	1,286,316
Repayment of long-term debt		(2,195,976)	(984,642)
Proceeds from noncontrolling interests		33,009	140,068
Payments to noncontrolling interests		(105,424)
Proceeds from issuance of common stock			3
Proceeds from sales of treasury stock		1,515	933
Purchases of treasury stock		(1,436)	(2,102)
Dividends paid		(95,165)	(95,163)
Dividends paid to noncontrolling interests		(9,618)	(9,291)
Net cash provided by financing activities		3,896,761	306,620
Effect of exchange rate changes on cash and cash equivalents		(279,689)	321,775
Net increase decrease in cash and cash equivalents	[5]	(1,691,733)	(1,150,323)
Cash and cash equivalents at beginning of period	[5]	45,672,739	48,170,921
Cash and cash equivalents at end of period	[5]	43,981,006	47,020,598
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 64,996	¥ 5,675

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income, net of tax into net income are presented in Note 8 “Accumulated other comprehensive income, net of tax”.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales and maturities of Available-for-sale securities as well as Purchases of Available-for-sale securities include cash activity related to Other investments for the six months ended September 30 2018, the amounts of which are not significant.
[4]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments for the six months ended September 30 2019, the amounts of which are not significant.
[5]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.